Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%	100.00%
Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	58.00%	55.00%	53.00%
UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	24.00%	28.00%	28.00%
US
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	10.00%	10.00%	10.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	6.00%	5.00%	5.00%
Other
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%	2.00%	4.00%
Pension benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Pension benefits | Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	59.00%
Pension benefits | UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	25.00%
Pension benefits | US
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	8.00%
Pension benefits | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	6.00%
Pension benefits | Other
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
Other benefits
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other benefits | Canada
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	48.00%
Other benefits | UK
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	1.00%
Other benefits | US
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	48.00%
Other benefits | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Other benefits | Other
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%